Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Components of other intangible assets
Gross	$ 446.2
Accumulated Amortization	(52.3)
Effect of Foreign Currency	(0.5)
Net	393.4
Customer relationships [Member]
Components of other intangible assets
Weighted Average Remaining Life	11 years
Other intangible assets, finite lived, gross	283.6
Accumulated Amortization	(47.8)
Effect of Foreign Currency	(0.5)
Net	235.3
Customer relationships [Member] | Maximum [Member]
Components of other intangible assets
Amortizable Life	15 years
Customer relationships [Member] | Minimum [Member]
Components of other intangible assets
Amortizable Life	10 years
Trademarks [Member]
Components of other intangible assets
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	0.6
Other intangible assets, indefinite lived, gross	151.0
Accumulated Amortization	(0.2)
Net	0.4
Other intangible assets, indefinite lived, net	151.0
Integrated Software system [Member]
Components of other intangible assets
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	11.0
Accumulated Amortization	(4.3)
Net	$ 6.7